Consolidated Statements of Financial Position (Parentheticals)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0008	$ 0.008
Ordinary shares, shares authorized	125,000,000	38,000,000
Ordinary shares, shares issued	20,000,000	12,000,000	[1],[2]
Ordinary shares, shares outstanding	20,000,000	12,000,000	[1],[2]

[1]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 10, 2023 (Note 18).
[2]	Giving retroactive effect to the subdivision of shares effected on September 27, 2023 (Note 18).